Debt And Commitments - Company's Commitments under Operating Leases Requiring Annual Rental Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013	$ 318
2014	287
2015	256
2016	233
2017	204
Thereafter	336
Total	$ 1,634